DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2022	Feb. 28, 2022		Feb. 28, 2021
Derivative Liabilities
Derivative Liability, Current	$ 0	$ 0
Derivative Liability, Current			$ 7,587	[1]	$ 444,466
Fair Value of Derivative Liabilities Current	0	3,595
Debt Securities, Gain (Loss)	$ 0	$ 3,992
Due to equity conversions derivative liability			$ 422,272		$ 2,387,687

[1]	Derived from audited information